MANAGEMENT OF FINANCIAL RISK	12 Months Ended
Dec. 31, 2024
MANAGEMENT OF FINANCIAL RISK
MANAGEMENT OF FINANCIAL RISK

27.   MANAGEMENT OF FINANCIAL RISK

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a)	Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short-term investments are held through large financial institutions.

These investments mature at various dates within three months.

The Company’s maximum exposure to credit risk as at December 31, 2024 and 2023 is as follows:

As at December 31,	2024 $	2023 $
Cash and cash equivalents	231,328	128,148
Trade and other receivables	99,984	69,529
Income tax receivable	5,310	6,283
Other non-current receivables	33,209	18,693
	369,831	222,653

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. We limit our exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through our investment policy of purchasing only instruments with a high credit rating. Materially all of the Company’s concentrates are sold to large, well-known concentrate buyers.

(b)	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continually monitoring forecasted and actual cash flows. The Company has in place a planning and budgeting process to help determine the funds required to support its normal operating requirements and its development plans. The Company aims to maintain sufficient liquidity to meet its short term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents, and its committed and anticipated liabilities.

The Company had $381.3 million of liquidity comprised of cash and cash equivalents and undrawn credit facilities as at December 31, 2024. The Company believes that it has sufficient liquidity to meet the Company’s minimum obligations for at least the next 12 months from December 31, 2024.

The Company manages its liquidity risk by continuously monitoring forecasted and actual cashflows. A rigorous reporting, planning and budgeting process is in place to help facilitate forecasting funding requirements, to support operations on an ongoing basis and expansion plans, if any.

As at December 31, 2024, the Company expects the following maturities of its financial liabilities, lease obligations, and other contractual commitments, excluding payments relating to interest:

	Expected payments due by year as at December 31, 2024
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	151,642	-	-	-	151,642
Debt	-	-	172,500	-	172,500
Closure and reclamation provisions	4,783	28,287	11,833	38,735	83,638
Income taxes payable	80,116	-	-	-	80,116
Lease obligations	24,849	45,949	4,919	6,618	82,335
Other liabilities	-	4,090	-	-	4,090
	261,390	78,326	189,252	45,353	574,321

	Expected payments due by year as at December 31, 2023
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	148,084	-	-	-	148,084
Debt	45,715	165,000	-	-	210,715
Closure and reclamation provisions	5,527	27,157	8,219	38,420	79,323
Income taxes payable	31,779	-	-	-	31,779
Lease obligations	20,339	39,775	4,902	6,457	71,473
Other liabilities	-	9,973	-	-	9,973
	251,444	241,905	13,121	44,877	551,347

(c)	Currency Risk

The Company is exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentine pesos, Mexican pesos, West Africa CFA francs, Australian dollars, and Euros. A significant change in the foreign exchange rates between the US dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows.

As at December 31, 2024 and 2023, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies. The tables below present amounts in thousands of their respective currencies:

	December 31, 2024
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	867	5,953	30,105	123,751	18,192,160	154	2,921
Marketable securities	171	-	-	-	-	-	-
Restricted cash	-	-	-	-	293,333	-	-
Trade and VAT receivables	231	5,032	77,069	18,844,945	27,131,817	7	-
Income tax receivable	-	12,828	84,050	-	-	-	-
VAT - long-term receivable	-	-	54,835	-	16,237,957	-	-
Trade and other payables	(19,928)	(27,092)	(261,987)	(9,840,575)	(51,995,741)	(2,546)	(6,981)
Provisions, current	-	(4,280)	(89,798)	(2,306,537)	-	-	-
Income tax payable	-	-	(5,424)	-	(1,274,831)	-	-
Provisions, non-current	-	(8,511)	(161,721)	-	-	-	-
Total foreign currency exposure	(18,659)	(16,070)	(272,871)	6,821,584	8,584,695	(2,385)	(4,060)
US$ equivalent of foreign currency exposure	(12,968)	(4,263)	(13,463)	6,607	13,682	(1,483)	(4,225)

	December 31, 2023
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	480	6,871	8,798	1,092,738	39,898,039	48	-
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	573,830	-	-
Trade and VAT receivables	388	1,730	114,189	9,554,183	16,584,783	(117)	-
Income tax receivable	-	28,052	84,050	-	-	-	-
VAT - long-term receivable	-	-	64,265	-	5,582,765	-	-
Trade and other payables	(18,669)	(51,327)	(174,021)	(6,605,563)	(18,465,087)	(1,259)	(2,535)
Provisions, current	-	(5,905)	(21,420)	(1,334,105)	-	-	-
Income tax payable	-	-	(28,094)	-	(2,136,164)	-	-
Other liabilities	(184)	-	(121,249)	-	-	-	-
Provisions, non-current	-	(13,879)	(107,576)	-	-	-	-
Total foreign currency exposure	(17,880)	(34,458)	(181,058)	2,707,253	42,038,166	(1,328)	(2,535)
US$ equivalent of foreign currency exposure	(13,516)	(9,280)	(10,718)	3,350	70,851	(905)	(2,802)

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2024 is provided below:

		Effect on foreign
		denominated
Currency	Change %	items $
Mexican pesos	+/- 10	1,224
Peruvian soles	+/- 10	388
Argentine pesos	+/- 10	601
Canadian dollars	+/- 10	1,179
West African CFA francs	+/- 10	1,244
Australian dollars	+/- 10	135
Euros	+/- 10	384

Due to the volatility of the exchange rate for Argentine peso, the Company is applying additional measures in cash management to minimize potential losses arising from the conversion of funds. As discussed in Note 27(f), with the capital controls in effect, the Company is required to convert the equivalent value of foreign currency received from the proceeds of the sale of all gold doré from the Lindero mine.

(d)	Metal Price Risk

The Company is exposed to metal price risk with respect to the sales of gold, silver, lead, and zinc concentrates. The following table summarizes the effect on provisionally priced sales and accounts receivables of a 10% change in metal prices from the prices used at December 31, 2024:

Metal	Change %	Effect on Sales $
Gold	+/- 10	294
Silver	+/- 10	468
Lead	+/- 10	487
Zinc	+/- 10	671

During the year ended December 31, 2024, the Company recognized positive sales adjustments of $3.1 million (December 31, 2023 - negative $0.7 million) as a result of changes in metal prices on the final settlement or during the quotational period.

From time to time, the Company mitigates the price risk associated with its base metal production by entering into forward sale and collar contracts for some of its forecasted base metal production and non-metal commodities (see Note 19).

(e)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currently, the Company’s interest rate exposure mainly relates to interest earned on its cash, cash equivalent, and short-term investment balances, and interest paid on its SOFR-based debt.

(f)	Capital Management

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets.

Effective December 23, 2019, changes to Argentina’s tax laws proposed by the new Argentine Government were implemented. The changes ratified and extended legislation which was to expire on December 31, 2019 and allow the Argentine Central Bank to regulate funds coming into and flowing out of Argentina in order to maintain stability and support the economic recovery of the country. These capital controls, together with additional temporary controls enacted on May 29, 2020, have the effect of requiring exporters to convert the equivalent value of foreign currency received from the export into Argentine pesos; requiring the prior consent of the Argentine Central Bank to the payment of cash dividends and distributions of currency out of Argentina; requiring Argentine companies to convert foreign currency loans received from abroad into Argentine pesos; and restricting the sale of Argentine pesos for foreign currency. These changes have since been ratified and the legislation has been extended to December 31, 2025.

The Company’s capital requirement is effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company’s capital structure consists of equity comprising of share capital, reserves and retained earnings as well as debt facilities, equipment financing obligations less cash, cash equivalents and short-term investments.

As at December 31,	2024 $	2023 $
Equity	1,403,865	1,238,367
Debt	126,031	206,847
Lease obligations	67,977	57,401
Less: cash and cash equivalents	(231,328)	(128,148)
	1,366,545	1,374,467

Other than the restrictions related to the Argentine capital controls, and complying with the debt covenants under the Company’s Amended Credit Facility, the Company is not subject to any externally imposed capital requirements. As at December 31, 2024 and 2023, the Company was in compliance with its debt covenants.